General information	3 Months Ended
Mar. 31, 2022
General Information About Financial Statements [Abstract]
General information	General information
These unaudited condensed consolidated financial statements reflect the financial performance and position of Exscientia plc (the ‘Company’) and its subsidiaries (collectively the ‘Group’ or ‘Exscientia’) for the three months ended March 31, 2022.

Exscientia plc is a public company incorporated in England and Wales and has the following wholly owned subsidiaries: Exscientia (UK) Holdings Limited, Exscientia AI Limited, Exscientia Inc., Exscientia Ventures I, Inc., Exscientia Ventures II, Inc., Exscientia KK, Kinetic Discovery Limited and Exscientia GmbH as well as two 50% owned joint ventures: RE Ventures I, LLC (“RE Ventures”) and RE Ventures II, LLC.

The principal activity of the Group is that of the application of artificial intelligence (“AI”) and machine learning (“ML”) to the discovery and design of novel therapeutic compounds. Exscientia’s technology platform combines the best of human and computational capabilities to accelerate the process of designing novel, safe and efficacious compounds for clinical testing in humans.